Compensation Receivable for Consumption Tax, Net (Tables)	12 Months Ended
Mar. 31, 2026
Compensation Receivable for Consumption Tax, Net [Abstract]
Schedule of Compensation Receivable for Consumption Tax, Net

Compensation receivable for consumption tax, net consisted of the following:

	March 31, 2026	March 31, 2025
Compensation receivable for consumption tax	$8,795,411	$9,311,718
Less: allowance for credit losses	(87,954)	(93,103)
Subtotal	8,707,457	9,218,615
Less: compensation receivable for consumption tax, current, net	(8,707,457)	(7,178,775)
Compensation receivable for consumption tax, non-current, net	$-	$2,039,840